UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 05/07/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:              48
                                                  -----------------------

Form 13F Information Table Value Total:            132841 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
3M Company                        COM     88579Y101      245          2928SH             SOLE            NONE    2928
Altria Inc                        COM     02209S103      740         36042SH             SOLE            NONE   36042
AT&T Inc.                         COM     00206R102      283         10934SH             SOLE            NONE    9126         1808
Bank of America Corp              COM     060505104      281         15746SH             SOLE            NONE   10777         4969
BB&T Corp                         COM     054937107      232          7166SH             SOLE            NONE    3931         3235
BP Plc                            COM     055622104      323          5652SH             SOLE            NONE    5551          101
Capital One Financial             COM     14040H105      541         13056SH             SOLE            NONE    5645         7411
CarMax Group                      COM     143130102     2818        112183SH             SOLE            NONE  112183
ChevronTexaco Corp                COM     166764100      361          4759SH             SOLE            NONE    3626         1133
Cisco Systems                     COM     17275R102      213          8196SH             SOLE            NONE    6367         1829
Citigroup, Inc.                   COM     172967101       60         14808SH             SOLE            NONE    8822         5986
Coca Cola                         COM     191216100      233          4235SH             SOLE            NONE    2332         1903
Cohen & Steers Global REIT ETF    COM     00162Q106     4003        124095SH             SOLE            NONE  124095
Community Bankers Tr Cp           COM     203612106       62         21398SH             SOLE            NONE                21398
Diatect Intl Corp                 COM     25284B109        1        113413SH             SOLE            NONE               113413
Dominion Resources, Inc           COM     25746U109      558         13580SH             SOLE            NONE   10993         2587
ExxonMobil                        COM     30231G102     1957         29212SH             SOLE            NONE   22921         6291
General Electric Company          COM     369604103      588         32286SH             SOLE            NONE   18932        13354
Honeywell Incorporated            COM     438516106      269          5945SH             SOLE            NONE    5945
Ibc Adv Alloys Corp               COM     44923T108        2         10000SH             SOLE            NONE                10000
IBM                               COM     459200101      485          3778SH             SOLE            NONE    2245         1533
Intel Corp                        COM     458140100      292         13084SH             SOLE            NONE    5898         7186
iShares S&P 500                   ETF     464287200    11511         98103SH             SOLE            NONE   98103
iShares S&P Midcap 400            ETF     464287507     4051         51471SH             SOLE            NONE   51471
iShares Tr Lehman Bd Fd           ETF     464287226      859          8245SH             SOLE            NONE    8245
J P  Morgan Chase & Co.           COM     46625H100      213          4751SH             SOLE            NONE     808         3943
Johnson & Johnson                 COM     478160104      377          5779SH             SOLE            NONE    3715         2064
Kraft Foods Inc                   COM     50075N104      381         12588SH             SOLE            NONE   12588
Lakeland Bancorp                  COM     051637100       91         10235SH             SOLE            NONE   10235
Lincoln National Corp.            COM     534187109      457         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      346          5676SH             SOLE            NONE                 5676
Microsoft Corp                    COM     594918104      298         10162SH             SOLE            NONE    7555         2607
Pepsico                           COM     713448108      343          5183SH             SOLE            NONE    4082         1101
Philip Morris Intl Inc            COM     718172109     1746         33481SH             SOLE            NONE   33481
Polaris Industries  Inc           COM     731068102      310          6068SH             SOLE            NONE    1700         4368
Proctor & Gamble Co               COM     742718109      670         10584SH             SOLE            NONE    6566         4018
SPDR Trust Unit Series            ETF     78462F103     1240         10601SH             SOLE            NONE                10601
SunTrust Banks                    COM     867914103      279         10404SH             SOLE            NONE    7996         2408
TJX Cos Inc                       COM     872540109      244          5732SH             SOLE            NONE                 5732
Vanguard Intl Equity Index        ETF     922042775     2792         62834SH             SOLE            NONE   62834
Vanguard Mega Cap 300             ETF     921910873    34828        866145SH             SOLE            NONE  866145
Vanguard Mid Cap                  ETF     922908629     9522        146226SH             SOLE            NONE  146226
Vanguard REIT                     ETF     922908553     1628         33351SH             SOLE            NONE   33351
Vanguard ShortTerm Bond ETF       ETF     921937827      661          8267SH             SOLE            NONE    8267
Vanguard Total Bond Mkt ETF       ETF     921937835    39686        501090SH             SOLE            NONE  501090
Vanguard Total Stock Mkt          ETF     922908769     5294         88845SH             SOLE            NONE   88845
Wellpoint Hlth Ntwks New          COM     94973V107      229          3555SH             SOLE            NONE    3555
Wells Fargo & Co                  COM     949746101      238          7647SH             SOLE            NONE    5473

                                             TOTAL $132841

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